Quarterly Holdings Report
for

Fidelity® Municipal Income 2023 Fund

March 31, 2021

M23-QTLY-0521
1.958063.107

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Alabama - 2.6%
Alabama Pub. School & College Auth. Rev. Series 2020 A, 5% 11/1/23	100,000	112,178
Birmingham Arpt. Auth. Arpt. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured)	325,000	358,170
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$543,016
Series 2016 B, 5% 3/1/23	150,000	162,905

TOTAL ALABAMA		1,176,269

Arizona - 2.9%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	337,685
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (a)	130,000	135,969
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	110,681
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	495,182
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	275,101

TOTAL ARIZONA		1,354,618

California - 3.5%
California Gen. Oblig. Series 2017, 5% 8/1/23	200,000	222,251
California Health Facilities Fing. Auth. Rev. Series 2013 A:
5% 3/1/23	110,000	119,816
5% 8/15/52 (Pre-Refunded to 8/15/23 @ 100)	100,000	111,175
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (b)	120,000	131,675
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/23	300,000	331,971
Series A, 5% 7/1/23	250,000	276,642
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	193,227
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	218,482

TOTAL CALIFORNIA		1,605,239

Colorado - 1.2%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	195,000	202,361
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	219,613
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	110,308

TOTAL COLORADO		532,282

Connecticut - 3.3%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/23	175,000	192,612
Series 2018 C, 5% 6/15/23	200,000	220,870
Series 2019 A, 5% 4/15/23	200,000	219,289
Series 2020 A, 5% 1/15/23	125,000	135,619
Connecticut Health & Edl. Facilities Auth. Rev. Series K1, 5% 7/1/23	500,000	539,468
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/23 (b)	100,000	109,173
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	108,309

TOTAL CONNECTICUT		1,525,340

Florida - 7.7%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	275,752
Series 2015 B, 5% 7/1/23	45,000	49,635
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	551,149
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	313,855
Florida Board of Ed. Lottery Rev. Series 2016 A, 5% 7/1/23	530,000	587,239
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	547,783
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	215,633
Series 2014 B, 5% 7/1/23	90,000	99,037
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	32,862
Series 2015 D, 5% 2/1/23	650,000	706,470
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	159,902

TOTAL FLORIDA		3,539,317

Georgia - 1.2%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (a)	300,000	312,917
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	226,951

TOTAL GEORGIA		539,868

Illinois - 12.8%
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/23	400,000	432,799
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	216,180
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	546,990
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	544,462
Series 2016 E, 5% 2/15/23	125,000	135,870
Series 2019, 5% 4/1/23	500,000	545,167
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	322,188
Series 2014, 5% 2/1/23	250,000	269,076
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	552,451
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	88,770
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	880,770
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	538,762
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	137,179
Series 2002:
5.7% 6/15/23	45,000	48,677
5.7% 6/15/23 (Escrowed to Maturity)	50,000	55,819
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	547,670

TOTAL ILLINOIS		5,862,830

Indiana - 2.8%
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/23	580,000	641,259
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (b)	500,000	539,449
Series 2021 A, 5% 6/1/23	100,000	109,966

TOTAL INDIANA		1,290,674

Kentucky - 0.6%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	295,217
Louisiana - 1.4%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	45,000	45,893
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	593,610

TOTAL LOUISIANA		639,503

Maine - 0.4%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23	200,000	207,723
Maryland - 1.7%
Baltimore County Gen. Oblig. Series 2021, 5% 3/1/23	200,000	218,249
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/23 (c)	500,000	553,628

TOTAL MARYLAND		771,877

Massachusetts - 4.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	125,000	139,108
Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	55,922
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	150,000	162,409
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	252,822
Series 2019 A, 5% 7/1/23	200,000	219,609
Massachusetts Edl. Fing. Auth. Rev. Series 2018 B, 5% 7/1/23 (b)	135,000	148,682
Massachusetts Gen. Oblig. Series 2, 5% 4/1/23	300,000	328,884
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	545,000	601,398

TOTAL MASSACHUSETTS		1,908,834

Michigan - 1.7%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	55,417
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	210,033
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	429,527
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	110,135

TOTAL MICHIGAN		805,112

Minnesota - 0.6%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	270,666
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev. Bonds Series 2020 A, 0.6%, tender 7/1/23 (a)	500,000	501,588
Nevada - 3.3%
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	585,000	599,723
Clark County School District Series 2018 A, 5% 6/15/23	450,000	495,911
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	415,309

TOTAL NEVADA		1,510,943

New Jersey - 7.5%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	270,581
Carteret School District Series 2020, 2% 2/1/23	300,000	308,484
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	598,969
Series 2015 XX, 5% 6/15/23	250,000	274,805
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23 (Escrowed to Maturity)	100,000	110,788
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	220,934
Series 2013, 5% 7/1/23	200,000	220,981
Series 2016 A:
5% 7/1/23	250,000	276,286
5% 7/1/23	90,000	98,612
Series 2016, 5% 7/1/23	325,000	356,024
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	263,570
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	284,472
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	150,000	163,950

TOTAL NEW JERSEY		3,448,456

New York - 7.2%
Hudson Yards Infrastructure Corp. New York Rev. Series A, 4% 2/15/23	250,000	266,719
Monroe County Gen. Oblig. Series 2019 A, 5% 6/1/23	250,000	275,657
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	110,443
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	384,646
Series 2014 B, 5% 7/1/23	285,000	313,212
New York City Gen. Oblig. Series 2021 F1, 5% 3/1/23	100,000	108,984
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	580,445
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (b)	175,000	191,329
New York Metropolitan Trans. Auth. Rev. Series 2020 A, 5% 2/1/23	300,000	322,612
New York State Dorm. Auth. Series 2017 A, 5% 2/15/23	400,000	435,805
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	329,838

TOTAL NEW YORK		3,319,690

New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey Series 189, 5% 5/1/23	510,000	560,328
North Carolina - 0.5%
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	100,000	108,924
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 5/1/23 (b)	100,000	109,693

TOTAL NORTH CAROLINA		218,617

Ohio - 6.5%
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/23 (FSA Insured)	500,000	539,267
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	430,644
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	750,000	822,799
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	108,228
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	217,047
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/23	300,000	324,106
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	547,897

TOTAL OHIO		2,989,988

Oregon - 1.2%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	260,228
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	275,101

TOTAL OREGON		535,329

Pennsylvania - 4.9%
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23	200,000	219,386
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	348,855
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	110,609
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	250,000	275,930
Pennsylvania Gen. Oblig. Series 2013, 5% 4/1/23	325,000	355,881
Pennsylvania State Univ. Series 2020 A, 5% 9/1/23	305,000	339,674
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/23	100,000	110,277
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	110,396
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	370,801

TOTAL PENNSYLVANIA		2,241,809

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	273,766
South Carolina - 0.2%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	100,000	109,993
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	165,238
Tennessee - 1.6%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (b)	200,000	220,507
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	500,000	534,152

TOTAL TENNESSEE		754,659

Texas - 4.5%
Dallas Independent School District Series 2021, 4% 2/15/23	800,000	856,909
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (a)	300,000	324,205
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/23	250,000	274,880
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	324,271
Series 2015 B, 5% 1/1/23	250,000	270,225

TOTAL TEXAS		2,050,490

Virginia - 1.7%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	200,000	208,433
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	270,263
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	218,740
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	100,000	102,472

TOTAL VIRGINIA		799,908

Washington - 3.9%
Port of Seattle Rev.:
Series 2013, 5% 7/1/23 (b)	250,000	274,806
Series 2015 B, 5% 3/1/23	250,000	271,558
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	327,380
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	325,275
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	158,646
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	417,975

TOTAL WASHINGTON		1,775,640

Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	550,676
Wyoming - 0.7%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/23	285,000	306,927
TOTAL MUNICIPAL BONDS
(Cost $43,196,904)		44,439,414
	Shares	Value

Money Market Funds - 2.2%
Fidelity Municipal Cash Central Fund 0.09% (d)(e)
(Cost $999,109)	998,948	999,150
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $44,196,013)		45,438,564
NET OTHER ASSETS (LIABILITIES) - 1.1%		502,751
NET ASSETS - 100%		$45,941,315

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$451
Total	$451

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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